Abacus FCF Innovation Leaders ETF (formerly, Donoghue Forlines Innovation ETF)
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communications - 14.7%
AppLovin Corp. - Class A (a)	3,112	$527,142
DoorDash, Inc. - Class A (a)(b)	2,860	448,162
Electronic Arts, Inc.	2,193	330,814
Expedia Group, Inc. (a)	1,516	236,966
Lyft, Inc. - Class A (a)	8,935	115,887
Maplebear, Inc. (a)	4,745	209,254
Match Group, Inc. (a)	4,301	154,965
New York Times Co. - Class A	2,423	135,300
Pinterest, Inc. - Class A (a)	7,650	243,193
Playtika Holding Corp.	8,705	68,160
ROBLOX Corp. - Class A (a)(b)	6,198	320,561
Spotify Technology SA (a)	1,266	487,537
Trade Desk, Inc. - Class A (a)	3,191	383,590
Uber Technologies, Inc. (a)	8,437	607,886
VeriSign, Inc. (a)	1,015	179,493
Yelp, Inc. (a)	1,557	53,156
		4,502,066

Consumer Discretionary - 1.8%
Amazon.com, Inc. (a)	300	55,920
Etsy, Inc. (a)(b)	2,557	131,532
Hasbro, Inc.	2,283	149,833
International Game Technology PLC	3,981	80,894
Mattel, Inc. (a)(b)	6,289	128,170
		546,349

Energy - 0.7%
Enphase Energy, Inc. (a)	1,628	135,189
Fluence Energy, Inc. (a)	2,989	65,011
		200,200

Financials - 1.9%
Jack Henry & Associates, Inc.	956	173,925
PayPal Holdings, Inc. (a)	5,161	409,267
		583,192

Health Care - 15.3%
AbbVie, Inc.	4,992	1,017,719
ACADIA Pharmaceuticals, Inc. (a)	3,756	54,800
Alkermes PLC (a)(b)	3,374	86,712
Amgen, Inc.	1,747	559,319
Bristol-Myers Squibb Co.	11,184	623,732
Gilead Sciences, Inc.	6,778	602,022
Halozyme Therapeutics, Inc. (a)	2,151	108,776
Jazz Pharmaceuticals PLC (a)	1,140	125,434
Johnson & Johnson	5,238	837,347
Neurocrine Biosciences, Inc. (a)	1,397	168,017
Protagonist Therapeutics, Inc. (a)	1,332	61,059
ResMed, Inc.	1,076	260,898
Solventum Corp. (a)	2,287	165,990
		4,671,825

Industrials - 3.2%
3M Co.	3,095	397,615
Alarm.com Holdings, Inc. (a)	1,154	61,543
Cimpress PLC (a)	593	40,923
Generac Holdings, Inc. (a)	852	141,049
Vertiv Holdings Co. - Class A	3,212	351,039
		992,169

Technology - 62.2%(c)
Adobe, Inc. (a)	1,447	691,782
Altair Engineering, Inc. - Class A (a)	1,278	132,899
Apple, Inc.	11,358	2,565,886
Arista Networks, Inc. (a)	1,316	508,555
Atlassian Corp. - Class A (a)	1,788	337,110
Autodesk, Inc. (a)	1,302	369,508
BlackLine, Inc. (a)	1,462	80,951
Box, Inc. - Class A (a)(b)	3,396	107,857
Broadcom, Inc.	7,836	1,330,318
Cirrus Logic, Inc. (a)	1,036	113,774
Clear Secure, Inc. - Class A (b)	2,085	76,686
Clearwater Analytics Holdings, Inc. - Class A (a)	3,626	94,675
CommVault Systems, Inc. (a)	883	137,916
Crowdstrike Holdings, Inc. - Class A (a)(b)	1,606	476,773
Datadog, Inc. - Class A (a)(b)	2,907	364,654
DocuSign, Inc. (a)(b)	3,249	225,416
Dropbox, Inc. - Class A (a)	5,620	145,277
Duolingo, Inc. (a)	735	215,333
Dynatrace, Inc. (a)(b)	4,010	215,738
F5, Inc. (a)	791	184,999
Fortinet, Inc. (a)	5,282	415,482
Gen Digital, Inc.	7,363	214,337
Impinj, Inc. (a)(b)	630	119,694
International Business Machines Corp.	3,181	657,576
Intuit, Inc.	1,068	651,800
Manhattan Associates, Inc. (a)(b)	854	224,909
Microchip Technology, Inc.	3,877	284,456
Motorola Solutions, Inc.	1,003	450,698
NetApp, Inc.	2,220	255,988
Nutanix, Inc. - Class A (a)	3,554	220,703
Palantir Technologies, Inc. - Class A (a)	12,582	522,908
Palo Alto Networks, Inc. (a)(b)	1,596	575,087
Paylocity Holding Corp. (a)	909	167,774
Pegasystems, Inc.	1,963	155,941
Progress Software Corp.	998	63,962
PTC, Inc. (a)	1,282	237,593
Pure Storage, Inc. - Class A (a)	4,476	224,024
Qorvo, Inc. (a)(b)	1,475	105,109
QUALCOMM, Inc.	4,369	711,142
Qualys, Inc. (a)	856	102,069
Rapid7, Inc. (a)	1,463	59,134
RingCentral, Inc. - Class A (a)	1,922	69,211
Salesforce, Inc.	2,816	820,498
ServiceNow, Inc. (a)	855	797,706
Skyworks Solutions, Inc.	1,962	171,832
Smartsheet, Inc. - Class A (a)	2,939	165,818
Snowflake, Inc. - Class A (a)(b)	2,933	336,767
Tenable Holdings, Inc. (a)	2,781	110,155
Teradata Corp. (a)	2,258	72,775
Ubiquiti, Inc. (b)	944	250,811
UiPath, Inc. - Class A (a)	9,768	120,733
Veeva Systems, Inc. - Class A (a)	1,464	305,727
Vertex, Inc. - Class A (a)(b)	1,479	61,393
Workday, Inc. - Class A (a)	1,392	325,519
Zeta Global Holdings Corp. - Class A (a)	4,514	124,948
Zoom Video Communications, Inc. - Class A (a)(b)	3,072	229,601
Zscaler, Inc. (a)	1,530	276,609
		19,036,596
TOTAL COMMON STOCKS (Cost $27,266,491)		30,532,397

SHORT-TERM INVESTMENTS - 13.5%
Investments Purchased with Proceeds from Securities Lending - 13.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (d)	4,109,789	4,109,789
TOTAL SHORT-TERM INVESTMENTS (Cost $4,109,789)		4,109,789

TOTAL INVESTMENTS - 113.3% (Cost $31,376,280)		34,642,186
Money Market Deposit Account - 0.2% (e)		62,418
Liabilities in Excess of Other Assets - (13.5)%		(4,114,476)
TOTAL NET ASSETS - 100.0%		$30,590,128

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $4,042,743 which represented 13.2% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.45%.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.  This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Abacus FCF Innovation Leaders ETF (formerly, Donoghue Forlines Innovation ETF)  has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,532,397	$–	$–	$30,532,397
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	4,109,789
Total Investments	$30,532,397	$–	$–	$34,642,186

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,109,789 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.